STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (Unaudited) (USD $)	Series A Preferred Stock [Member] Preferred stock issued for services USD ($)	Series A Preferred Stock [Member] USD ($)	Series G Preferred Stock [Member] Preferred stock issued for services USD ($)	Series G Preferred Stock [Member] USD ($)	Series I Preferred Stock [Member] Preferred stock issued for services	Series I Preferred Stock [Member] USD ($)	Common Stock [Member] USD ($)	Additional Paid-in Capital [Member] Preferred stock issued for services USD ($)	Additional Paid-in Capital [Member] USD ($)	Stock Payable USD ($)	Retained Earnings [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Preferred stock issued for services USD ($)	Total USD ($)
Balance at Dec. 31, 2003		$ 0		$ 0		$ 0	$ 0		$ 0	$ 0	$ 0	$ 0		$ 0
Balance (in Shares) at Dec. 31, 2003		0		0		0	0
Founder's Shares issued		1,200					320		(1,520)
Founder's Shares issued (in Shares)		1,200,000					320,000
Shares issued for merger		1,200					320		(1,520)
Shares issued for merger (in Shares)		1,200,000					320,000
Stock issued for cash							200		4,800					5,000
Stock issued for cash (in Shares)							200,000
Net loss											(95,587)			(95,587)
Balance at Dec. 31, 2004		2,400					840		1,760		(95,587)			(90,587)
Balance (in Shares) at Dec. 31, 2004		2,400,000					840,000
Balance at Dec. 31, 2003				0		0	0			0		0		0
Balance (in Shares) at Dec. 31, 2003				0		0	0
Stock issued to convert debt														2,510,825
Stock issued to convert debt (in Shares)							2,574,127
Stock issued for services														5,100,667
Shares cancelled and retired														(2,000)
Shares cancelled and retired (in Shares)							(200,000)
Stock issued for cash														522,700
Stock issued for cash (in Shares)							302,643
Balance at Dec. 31, 2007							16,522							(377,405)
Balance (in Shares) at Dec. 31, 2007						100	16,522,261
Balance at Dec. 31, 2004							840		1,760		(95,587)			(90,587)
Balance (in Shares) at Dec. 31, 2004							840,000
Stock issued to convert debt							12		180,213					180,225
Stock issued to convert debt (in Shares)							12,127
Stock issued for services							121		2,586,046					2,586,167
Stock issued for services (in Shares)							121,491
Stock issued for cash							103		517,597					517,700
Stock issued for cash (in Shares)							102,643
Net loss											(1,816,896)			(1,816,896)
Balance at Dec. 31, 2005		2,400					1,076		3,285,616		(1,912,483)			1,376,609
Balance (in Shares) at Dec. 31, 2005		2,400,000					1,076,261
Stock issued to convert debt							1,202		2,206,398					2,207,600
Stock issued to convert debt (in Shares)							1,202,000
Stock issued for services							1,309		1,543,191					1,544,500
Stock issued for services (in Shares)							1,309,000
Expenses paid by shareholder									164,371					164,371
Net loss											(5,504,237)			(5,504,237)
Balance at Dec. 31, 2006		2,400					3,587		7,199,576		(7,416,720)			(211,157)
Balance (in Shares) at Dec. 31, 2006		2,400,000					3,587,261
Beneficial Conversion Features on notes payable									62,000					62,000
Stock issued to convert debt							1,350		120,150					121,500
Stock issued to convert debt (in Shares)							1,350,000
Stock issued for services							10,575	101,000	959,425				101,000	970,000
Stock issued for services (in Shares)					100		10,575,000
Common Stock issued for conversion of preferred shares		(2,400)					1,200		1,200
Common Stock issued for conversion of preferred shares (in Shares)		(2,400,000)					1,200,000
Shares cancelled and retired							(200)		(1,800)					(2,000)
Shares cancelled and retired (in Shares)							(200,000)
Common Stock issued as interest on loan							10		1,490					1,500
Common Stock issued as interest on loan (in Shares)							10,000
Expenses paid by shareholder									70,623					70,623
Net loss											(1,490,871)			(1,490,871)
Balance at Dec. 31, 2007		2,400					16,522		8,513,664		(8,907,591)			(377,405)
Balance (in Shares) at Dec. 31, 2007						100	16,522,261
Rounding of shares due to stock split (in Shares)							26
Stock issued for services							5,500		224,500					230,000
Stock issued for services (in Shares)							5,500,000
Expenses paid by shareholder									10,000					10,000
Mark to market AFS securities												22,780		22,780
Stock issued for cash							2,275		7,725					10,000
Stock issued for cash (in Shares)							2,275,000
Net loss											(328,478)			(328,478)
Balance at Dec. 31, 2008							24,297		8,755,889		(9,236,069)	22,780		(433,103)
Balance (in Shares) at Dec. 31, 2008						100	24,297,287
Stock issued for services	4,000		100				2,500	249,685	27,250				253,785	29,750
Stock issued for services (in Shares)	4,000,000		100,000				2,500,000
Mark to market AFS securities												(22,780)		(22,780)
Stock issued for commitment fee on equity offering (in Shares)									(115,310)	115,310
Stock issued for cash							21,800		151,200					173,000
Stock issued for cash (in Shares)							21,800,000
Stock issued for deferred compensation							10,000		177,500					187,500
Stock issued for deferred compensation (in Shares)							10,000,000
Net loss											(786,979)			(786,979)
Balance at Dec. 31, 2009		4,000		100			58,597		9,246,214	115,310	(10,023,048)	22,780		(598,827)
Balance (in Shares) at Dec. 31, 2009		4,000,000		100,000		100	58,597,287
Beneficial Conversion Features on notes payable									107,406					107,406
Common Stock issued for Ruby Mine Purchase Option							10,000		140,000					150,000
Common Stock issued for Ruby Mine Purchase Option (in Shares)							10,000,000
Warrants issued									149,896					149,896
Stock issued for commitment fee on equity offering (in Shares)							6,589		108,721	(115,310)				6,589,147
Stock issued for commitment fee on equity offering (in Shares)							6,589,147
Stock issued for cash							5,000		45,000					50,000
Stock issued for cash (in Shares)							5,000,000
Net loss											(287,345)			(287,345)
Balance at Dec. 31, 2010		4,000		100			80,186		9,797,237		(10,310,393)			(428,870)
Balance (in Shares) at Dec. 31, 2010		4,000,000		100,000		100	80,186,434
Beneficial Conversion Features on notes payable									70,568					70,568
Warrants issued for modification of payment terms on mortgage payable														0
Term Extension of Ruby warrants									2,519					2,519
Warrants issued									219,940					219,940
Stock payable for warrant exercise										25,000				25,000
Stock issued to convert debt							4,459		169,393					173,852
Stock issued to convert debt (in Shares)							4,459,092
Stock issued for services							43		2,957					3,000
Stock issued for services (in Shares)							42,857
Common Stock issued for settlement of services							550		61,545					62,095
Common Stock issued for settlement of services (in Shares)							550,000
Common Stock issued for conversion of preferred shares														173,852
Mark to market AFS securities														0
Shares issued for merger														150,000
Shares issued for merger (in Shares)														10,000,000
Stock issued for cash							10,315		846,685					857,000
Stock issued for cash (in Shares)							10,314,967
Stock issued for deferred compensation							2,000		178,000					180,000
Stock issued for deferred compensation (in Shares)							2,000,000
Common Stock issued for directors compensation							111		9,889					10,000
Common Stock issued for directors compensation							111,112
Net loss											(1,045,749)			(1,045,749)
Balance at Dec. 31, 2011		4,000		100			97,664		11,358,733	25,000	(11,356,142)			129,355
Balance (in Shares) at Dec. 31, 2011		4,000,000		100,000		100	97,664,462							97,664,462
Beneficial Conversion Features on notes payable									321,002					321,002
Warrants issued for modification of payment terms on mortgage payable									175,047					175,047
Stock issued for services							117		10,543					10,660
Stock issued for services (in Shares)							116,650
Common Stock issued for deferred financing costs							85		5,525					5,610
Common Stock issued for deferred financing costs (in Shares)							85,000
Common Stock issued for stock payable							500		24,500	(25,000)				25,000
Common Stock issued for stock payable (in Shares)							500,000
Shares cancelled and retired				(100)					100
Shares cancelled and retired (in Shares)				(100,000)
Mark to market AFS securities												(12,500)		(12,500)
Settlement of Derivative Liability									49,795					49,795
Founder's Shares issued														227,000
Founder's Shares issued (in Shares)														3,636,619
Stock issued for cash							3,249		198,215					201,464
Stock issued for cash (in Shares)							3,248,719
Common Stock issued as draw on equity line, proceeds applied towards note payable balance owed							388		25,148					25,536
Common Stock issued as draw on equity line, proceeds applied towards note payable balance owed (in Shares)							387,900
Net loss											(2,119,706)			(2,119,706)
Balance at Dec. 31, 2012		4,000					102,003		12,168,608		(13,475,848)	(12,500)		(1,213,737)
Balance (in Shares) at Dec. 31, 2012		4,000,000				100	102,002,731							102,002,731
Warrants issued for modification of payment terms on mortgage payable														0
Stock issued to convert debt							3,500		77,287					80,787
Stock issued to convert debt (in Shares)							3,500,000
Common Stock issued for conversion of preferred shares														80,787
Mark to market AFS securities												9,950		9,950
Settlement of Derivative Liability									86,275					86,275
Stock issued for cash							2,211		66,789					69,000
Stock issued for cash (in Shares)							2,211,580
Net loss											(590,421)			(590,421)
Balance at Mar. 31, 2013		$ 4,000					$ 107,714		$ 12,398,959		$ (14,066,269)	$ (2,550)		$ (1,558,146)
Balance (in Shares) at Mar. 31, 2013		4,000,000				100	107,714,311							107,714,311